CORPORATE INFORMATION	6 Months Ended
Jun. 30, 2026
Corporate information [Abstract]
Corporate Information [Text Block]	Corporate Information

Barrick Mining Corporation (“Barrick”, “we” or the
“Company”) is a corporation governed by the Business
Corporations Act (British Columbia). The Company’s
corporate office is located at Brookfield Place, TD Canada
Trust Tower, 161 Bay Street, Suite 3700, Toronto, Ontario,
M5J 2S1. The Company’s registered office is 925 West
Georgia Street, Suite 1600, Vancouver, British Columbia,
V6C 3L2. Barrick shares trade on the New York Stock
Exchange under the symbol B and the Toronto Stock
Exchange under the symbol ABX. We are principally
engaged in the production and sale of gold and copper, as
well as related activities such as exploration and mine
development. We sell our gold and copper into the world
market.
We have ownership interests in producing gold
mines that are located in Argentina, the Democratic
Republic of the Congo, the Dominican Republic, Mali,
Papua New Guinea, Tanzania and the United States. We
have ownership interests in producing copper mines in
Chile, Saudi Arabia and Zambia. We also have various
projects located throughout the Americas, Asia and Africa.